Document and Entity Information	9 Months Ended
Jul. 29, 2017
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jul. 29, 2017
Trading Symbol	REVG
Entity Registrant Name	REV Group, Inc.
Entity Central Index Key	0001687221
Entity Filer Category	Non-accelerated Filer